Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025 [1]	Dec. 31, 2024		Dec. 31, 2023
Net cash flows from operating activities
Profit (loss) after tax	[2]	€ 7,326	€ 3,150		€ 5,964	[3]
Adjustments to reconcile profit (loss) after tax to net cash flows from operating activities:
(Profit) loss after tax from discontinued operations		0	0		(2,363)
Depreciation and amortization		1,311	1,280		1,373
Share-based payment expense		1,695	2,385		2,220
Income tax expense		2,944	1,614		1,741
Financial income, net		(534)	(398)		456
Increase/decrease in allowances on trade receivables		11	30		(10)
Other adjustments for non-cash items		94	110		23
Increase/decrease in trade and other receivables		(388)	(247)		(393)
Increase/decrease in other assets		(1,315)	(632)		(700)
Increase/decrease in trade payables, provisions, and other liabilities		(308)	603		633
Increase/decrease in contract liabilities		1,336	869		443
Share-based payments		(817)	(1,282)		(1,091)
Income taxes paid, net of refunds	[4]	(2,198)	(2,277)		(2,161)
Net cash flows from operating activities - continuing operations		9,156	5,207		6,134
Net cash flows from operating activities - discontinued operations		0	0		113
Net cash flows from operating activities	[2]	9,156	5,207		6,246
Net cash flows from investing activities
Business combinations, net of cash and cash equivalents acquired		(702)	(1,114)		(1,168)
Cash flows from derivative financial instruments related to the sale of subsidiaries or businesses		0	0		(91)
Purchase of intangible assets and property, plant, and equipment		(739)	(797)		(785)
Proceeds from sales of intangible assets and property, plant, and equipment		121	122		99
Purchase of equity or debt instruments of other entities		(5,845)	(6,401)		(3,566)
Proceeds from sales of equity or debt instruments of other entities		5,779	7,533		907
Interest received		420	563		469
Net cash flows from investing activities - continuing operations		(965)	(93)		(4,134)
Net cash flows from investing activities - discontinued operations		0	0		5,523
Net cash flows from investing activities	[2]	(965)	(93)		1,389
Net cash flows from financing activities
Dividends paid		(2,743)	(2,565)		(2,395)
Dividends paid on non-controlling interests		(2)	(1)		(13)
Purchase of treasury shares		(1,937)	(2,106)		(949)
Proceeds from borrowings		2	2,767		13
Repayments of borrowings		(3,191)	(1,185)		(4,081)
Payments of lease liabilities		(299)	(310)		(332)
Transactions with non-controlling interests		0	(11)		0
Interest paid		(574)	(550)		(393)
Net cash flows from financing activities - continuing operations		(8,745)	(3,961)		(8,151)
Net cash flows from financing activities - discontinued operations		0	0		20
Net cash flows from financing activities	[2]	(8,745)	(3,961)		(8,131)
Effect of foreign currency rates on cash and cash equivalents		(836)	333		(388)
Net increase/decrease in cash and cash equivalents		(1,390)	1,485		(883)
Cash and cash equivalents at the beginning of the period		9,609	8,124		9,008
Cash and cash equivalents at the end of the period		€ 8,220	€ 9,609	[1]	€ 8,124

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations
[4]	Total income taxes paid, net of refunds 2023: —€2,973 million, thereof contained in the line item “Net cash flows from investing activities - discontinued operations”: —€815 million.